Share-Based Payments - Summary of Share Based Payment Performance Condition (Detail) - $ / oz	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vesting Target Threshold Top of Range [Member] | Free Cash Flow Margin [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Threshold performance period, in years	0 years
Target performance period in years	0 years
Stretch performance period in years	0 years
Gold Fields Limited 2012 Share Plan Amended [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gold price per ounce, Threshold	1,200	1,300	1,300
Gold price per ounce, Target	1,200	1,300	1,300
Gold price per ounce, Stretch and Cap	1,200	1,300	1,300
Gold Fields Limited 2012 Share Plan Amended [member] | Relative TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	33.00%
Threshold	Median of the peer group
Target	Linear vesting to apply between median and upper quartile performance and capped at upper quartile performance
Gold Fields Limited 2012 Share Plan Amended [member] | Absolute Total Shareholder Return ("TSR") [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stretch and cap: Compounded cost of equity in real terms over 3 year performance period	6.00%
Weighting	33.00%
Threshold	N/A - No vesting below target
Target	Compounded cost of equity in real terms over three-year performance period
Stretch and cap	Compounded cost of equity in real terms over three-year performance period +6% per annum
Gold Fields Limited 2012 Share Plan Amended [member] | Free Cash Flow Margin [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free cash flow margin ("FCFM"), Threshold	5.00%
Free cash flow margin ("FCFM"), Target	15.00%
Free cash flow margin ("FCFM"), Stretch and Cap	20.00%
Weighting	34.00%
Threshold	Average FCFM over performance period of 5% at a gold price of S1,200/oz for the 2019 allocation (2017 and 2018 allocations: $1,300/oz) - margin to be adjusted relative to the actual gold price for the three-year period
Target	Average FCFM over performance period of 15% at a gold price of $1,200/oz for the 2019 allocation (2017 and 2018 allocations: $1,300/oz) - margin to be adjusted relative to the actual gold price for the three-year period
Stretch and cap	Average FCFM over performance period of 20% at a gold price of $1,200/oz for the 2019 allocation (2017 and 2018 allocations: $1,300/oz) - margin to be adjusted relative to the actual gold price for the three-year period
Gold Fields Limited 2012 Share Plan Amended [member] | Vesting Target Threshold Top of Range [Member] | Absolute Total Shareholder Return ("TSR") [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target performance period in years	3 years
Stretch performance period in years	3 years